ANNUALIZED RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                   ------------------------------------------
                   Returns - Periods Ended September 30, 2008
                   ------------------------------------------

                                 1 Year      3 Year       5 Year     10 Year
        HIT Net                   4.58%       4.47%        4.00%       5.60%
        Lehman                    3.65%       4.15%        3.78%       5.20%

The performance data provided represents past performance. Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value and yield to fluctuate so that a Participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Returns shown reflect the net return of an investment for the specified periods (after the deduction of the HIT's expenses). The HIT is internally managed and participants pay only for the actual administrative expenses of operating the HIT. The Lehman Brothers Aggregate Bond Index reflects no deductions for expenses and is not available for direct investment.

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A Prospectus containing more complete information may be obtained from the HIT by calling the Marketing Department at 202-331-8055, or by viewing the above-referenced link. The prospectus should be reviewed carefully before investing.

VALUE GROWTH OF $50,000 INVESTED

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                       ----------------------------------
                       Value Growth of $50,000 Invested
                       ----------------------------------

                                  Lehman          HIT net
               Sep-98             50,000           50,000
               Sep-99             49,817           50,490
               Sep-00             53,299           54,605
               Sep-01             60,203           61,474
               Sep-02             65,379           67,372
               Sep-03             68,916           70,902
               Sep-04             71,450           73,552
               Sep-05             73,448           75,645
               Sep-06             76,143           78,580
               Sep-07             80,054           82,485
               Sep-08             82,977           86,259


This chart shows the competitive value growth of $50,000 invested in the Trust (minimum initial investment) and its benchmark (theoretical values) over the course of ten years, assuming the reinvestment of all distributions.

The performance data provided represents past performance. Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value and yield to fluctuate so that a participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

NET ASSET GROWTH

            [THE FOLLOWING TABLE WAS REPRESENTED AS A MOUNTAIN CHART
                           IN THE PRINTED MATERIAL.]

            ---------------------------------------------------------
            Net Asset Growth -September 30,1998 to September 30, 2008
            ---------------------------------------------------------

                     Sep-98                            1.96
                     Sep-99                            2.14
                     Sep-00                            2.36
                     Sep-01                            2.69
                     Sep-02                            3.27
                     Sep-03                            3.60
                     Sep-04                            3.68
                     Sep-05                            3.54
                     Sep-06                            3.65
                     Sep-07                            3.67
                     Sep-08                            3.53

      o The graph above depicts the growth of Trust assets. Asset growth of the Trust has several components, including portfolio performance (primarily interest income on investments less the expenses of the Trust), capital gains and losses, and inflows of new capital less redemptions.

      o Average net assets increased by approximately 7.9% annually for the period September 30, 1998 to September 30, 2008.

      o The Trust's income less operating expenses is distributed monthly to Participants. Participants choose to automatically reinvest approximately 88% of distributions.

The performance data provided represents past performance. Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value and yield to fluctuate so that a participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

PORTFOLIO ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

               -----------------------------------------------
               HIT Portfolio Allocation * - September 30, 2008
               -----------------------------------------------

Construction and Permanent Mortgages                              0.60%
Multifamily Construction Mortgage-Backed Securities               1.57%
Multifamily Permanent Mortgage-Backed Securities                 52.05%
Commercial MBS                                                    3.27%
Government Sponsored Enterprise Securities                        0.68%
Single Family Mortgage-Backed Securities                         32.82%
State Housing Finance Agency Securities                           1.66%
US Treasury Securities                                            4.43%
Cash and Cash Equivalents                                         2.92%
                                                              --------
                                                                100.00%

* Includes funded and unfunded commitments

o Chart based on value of total investments and includes unfunded commitments.

o Multifamily Construction Mortgage-Backed Securities: The Trust invests in fixed-income securities that finance the construction of multifamily properties. These securities generally have credit enhancements from FHA, Ginnie Mae (GNMA), or a letter of credit or repurchase guarantee from an entity rated "A" or better by Standard and Poor's. These securities generally fund over 12-24 months and upon completion of construction, a permanent security is issued. These securities typically generate yields above U.S. Treasury investments with comparable average lives and generally have significant prepayment protections.

o Multifamily Permanent Mortgage-Backed Securities: The Trust invests in securities that are either backed by permanent loans for multifamily properties or by loans for existing single family homes. These FHA, GNMA, Fannie Mae, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury investments with comparable average lives. Additionally, multifamily mortgage-backed securities generally have significant prepayment protections.

o State Housing Finance Agency Securities: The Trust invests in securities that are guaranteed or insured by a state or local housing finance agency ("A" rated or better or top tier by Standard and Poor's) and are backed by both construction and permanent loans for multifamily properties.

o Single Family Mortgage-Backed Securities: The Trust invests in securities that pool individual mortgages from single family homes. The interest and principal cash flows are passed through to the investor of the MBS net of any servicing fees. These Fannie Mae, GNMA, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury bonds. There is no prepayment protection on these securities meaning payments could be more than the scheduled amount.

o Construction and Permanent Mortgages: The Trust invests in loans used to finance the purchase, refinance or construction of a property.